Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Derivative financial instruments
18.	Derivative financial instruments

Exchange rate derivatives:

As part of the Management of risks related to fluctuations in the exchange rate of the US dollar, the Group enters into derivative financial instruments such as forwards and options to adjust the exchange rate risks resulting from inventory purchases in US dollars.

Instruments entered into on or after February 2025, were formally designated as cash flow hedges in accordance with IFRS 9. Instruments entered into in 2024 and 2023 were accounted for as held for trading.

Year	Type of instrument	Accounting treatment	Hedging type / designation	Hedged risk	Hedged item	Notional (US$ thousands)	Fair value (Ps.)	Average strike price (Ps./US$)	Maturity	Presentation in balance
2025	Forwards USD/MXN	Hedge accounting	Cash flow hedge	Currency risk USD/MXN	Forecasted Inventory Purchase in USD	27,120	(24,284)	18.86	Weekly, until May 2026	Current liabilities
2025	Options USD/MXN	Hedge accounting	Cash flow hedge	Currency risk USD/MXN	Forecasted Inventory Purchase in USD	5,000	(1,954)	19.19	Weekly, until May 2026	Current liabilities
2024	Forwards USD/MXN	Trading	N/A	Currency risk USD/MXN	Economic exposure from future purchases in USD	57,400	108,846	19.21	Weekly, until June 2025	Current assets
2023	Forwards USD/MXN	Trading	N/A	Currency risk USD/MXN	Economic exposure from future purchases in USD	97,260	(47,920)	17.96	Weekly, until December 2024	Current liabilities

The impact of the derivative financial instruments on results for the years 2024 and 2023 amounted to a gain (loss) of Ps. 156,766, and Ps. (32,591), respectively, in gain (loss) in valuation of derivative financial instruments. During 2025, a loss of Ps. 108,846 was generated from the forwards contracted in 2024 and settled in 2025.

Meanwhile, the effect of derivative financial instruments designated as accounting hedges recognized in other comprehensive income during 2025 amounted to Ps. (26,238). During the year, the Company transferred Ps. 56,127 directly to the cost of inventories; Of this amount, Ps. 39,294 affected cost of sales during the year and Ps. 16,833 remain capitalized in inventories as of December 31, 2025.

Additionally, for the year ended December 31, 2025, no effects of ineffectiveness were recognized in the income statement.

Derivative instruments effects in OCI	Forwards		Options	Total
As of January 1, 2025	Ps.	-	-	-
Effect of hedging instruments recognized in OCI during the year		(76,167)	(6,198)	(82,365)
Reclassification to Inventory		51,881	4,246	56,127
Deferred income tax		(1,599)	199	(1,400)
As of December 31, 2025	Ps.	(25,885)	(1,753)	(27,638)

	2025
Effects transferred on inventories	Forwards		Options	Total
Amount transferred directly to inventory cost	Ps.	51,881	4,246	56,127
Amount recognized in cost of sales during the year		(39,294)	-	(39,294)
Remainder capitalized in inventories at closing	Ps.	12,587	4,246	16,833